Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Total revenues		$ 653,564	$ 610,299	$ 693,927
Operating expenses
Cost of equipment sales		120,885	115,804	164,543
Sales and marketing		88,835	80,301	83,142
General and administrative		123,886	112,280	121,692
Depreciation, amortization and accretion		107,241	106,971	109,845
Impairment of long-lived assets		113,844
Loss (gain) on disposal of assets and sale-leaseback transaction		1,094	(2,525)	(11,169)
Total operating expenses		773,421	615,717	665,269
Operating (loss) income		(119,857)	(5,418)	28,658
Other (expenses) income
Interest expense		(53,713)	(46,517)	(45,988)
Change in fair value of warrant liability		55	(49)	1
Debt issuance and modification costs		(7,016)
Other, net		(3,299)	(4,611)	555
Total other expenses, net		(63,973)	(51,177)	(45,432)
Loss before income taxes		(183,830)	(56,595)	(16,774)
Income tax (expense) benefit		(10,542)	(23,092)	40,796
Net (loss) income		(194,372)	(79,687)	24,022
Less: Net loss (income) attributable to noncontrolling interests		49,683	31,900	(21,144)
Net (loss) income attributable to Trilogy International Partners Inc.		(144,689)	(47,787)	2,878
Comprehensive (loss) income
Net (loss) income		(194,372)	(79,687)	24,022
Other comprehensive (loss) income:
Foreign currency translation adjustments		(10,225)	10,787	1,954
Net (loss) gain on short-term investments		(2)	2	1
Other comprehensive (loss) income		(10,227)	10,789	1,955
Comprehensive (loss) income		(204,599)	(68,898)	25,977
Comprehensive loss (income) attributable to noncontrolling interests		53,451	26,626	(22,112)
Comprehensive (loss) income attributable to Trilogy International Partners Inc.		$ (151,148)	$ (42,272)	$ 3,865
Net (loss) income attributable to Trilogy International Partners Inc. per share:
Basic (see Note 14—Earnings per Share)		$ (2.15)	$ (0.83)	$ 0.05
Diluted (see Note 14—Earnings per Share)		$ (2.15)	$ (0.83)	$ 0.05
Weighted average common shares:
Basic		67,412,546	57,671,818	56,629,405
Diluted		67,412,546	57,671,818	56,787,345
Wireless Service
Revenues
Total revenues	[1]	$ 420,275	$ 408,365	$ 455,679
Fixed broadband service revenues
Revenues
Total revenues	[1]	111,542	86,630	70,830
Equipment Sales
Revenues
Total revenues		112,872	106,259	157,506
Non-subscriber ILD and other Revenues
Revenues
Total revenues		8,875	9,045	9,912
Service
Operating expenses
Cost of service, exclusive of depreciation, amortization and accretion shown separately		$ 217,636	$ 202,886	$ 197,216

[1]	Beginning in 2021, we replaced “Wireline” with “Fixed broadband” to describe the revenues associated with the Company’s fixed broadband product in New Zealand and Bolivia. As a result, fixed LTE service revenues were reclassified from Other wireless service and other revenues and are now included as a component of Fixed broadband service revenues.